Disposal of Mayi and concurrent investment in Tujia (Details) ¥ in Thousands, $ in Thousands, shares in Millions	1 Months Ended	12 Months Ended
	Jun. 20, 2016 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Gain on deconsolidation and disposal of businesses	¥ 79,600	¥ (3,274)	$ (477)	¥ 0	¥ 79,581
Tujia Ordinary Shares [Member]
Number of Shares Purchased Shares For Cash	3.9
Common Stock [Member]
Number Of Shares Disposed	16.0
Mayi And Tujia [Member]
Amount of the assets and liabilities, including allocated goodwill, attributable to Mayi and Tujia dercognized | ¥	¥ 78,300
Mayi And Tujia [Member] | Tujia Ordinary Shares [Member]
Number of Shares Purchased Shares For Cash	9.2
Tujia International [Member]
Fair Value of Future Service | ¥	¥ 79,100
Cash Paid In Additional Investment | ¥	¥ 65,900
Tujia International [Member] | Tujia Ordinary Shares [Member]
Number of Shares Purchased Shares For Cash	5.2
Series A Preferred Stock [Member]
Number Of Shares Disposed	1.7
Series D Preferred Stock [Member] | Tujia Ordinary Shares [Member]
Number of Shares Purchased Shares For Cash	2.3